Convertible Notes Payable	9 Months Ended
Nov. 30, 2022
Convertible Notes Payable
Convertible Notes Payable

Note 9 - Convertible Notes Payable

A Note Payable having a Face Value of $730,000 on May 1, 2022 and accruing interest at 20% is due on April 30, 2023. The note is convertible anytime from the date of issuance into $0.0001 par value Common Stock at $4.00 per share.

A secured, two-year, interest-free convertible promissory note with a principal amount of $4,800,000 was issued on August 9, 2022 representing a funded amount of $4,000,000 and a coupon of 20% (the “Note”). The principal amount is payable commencing 180 days after the issuance in 18 consecutive monthly payments, at the option of the Company, to be made in either cash, shares of common stock of the Company, or a combination of cash and shares of the common stock of the Company. The note shall be available to be converted by the holder any time after the earlier of 6 months from the date of issuance or the date of effectiveness of the registration statement covering the applicable conversion shares into $0.0001 par value Common stock at $2.00 per share subject to adjustment as provided therein.

An event of default under the Note occurred on November 4, 2022 and on November 21, 2022 pursuant to section 2.1(e) of the Note in relation to the closing of our private placements of shares of common stock in the aggregate amount of 2,887,500 shares at a price of $4.00 per share for gross proceeds of $11,550,000 (the “Private Placement Proceeds”).

Section 2.2 of the Note provides for the remedies upon an event of default, which as described in the Note, the holder may at any time at its option declare the Note immediately due and payable at an amount of 110% or 120% of the outstanding principal amount (the “Mandatory Default Amount”) depending on the type of event of default. In addition, upon an event of default, subject to any applicable cure periods, the holder may (a) from time-to-time demand that all or a portion of the outstanding principal amount be converted into shares of our common stock at the lower of (i) the conversion price (currently $2.00 per share) and (ii) 80% of the average of the three (3) lowest daily VWAPs during the twenty (20) days prior to the delivery of the conversion notice, or (b) exercise or otherwise enforce any one or more of the holder’s rights, powers, privileges, remedies and interests under the Note, the Purchase Agreement, the other transaction documents or applicable law.

The Mandatory Default Amount for an event of default under Section 2.1(e) of the Note is 110% of the outstanding principal amount of the Note, which is $5,280,000. However, the holder has not declared the Mandatory Default Amount due and payable, which is the trigger for accelerating the Mandatory Default Amount to be due and payable.

In addition, section 5.7 of the Purchase Agreement provides that if we issued any equity interests, other than “Exempted Securities” (as defined in the Purchase Agreement), for aggregate proceeds to us of greater than $10,000,000 during the term of the Purchase Agreement, excluding offering costs and other expenses, unless otherwise waived in writing by and at the discretion of the holder, we will direct 25% of such proceeds from such issuance to repay the Note. We have advised the holder that the aggregate Private Placement Proceeds exceeds $10,000,000 and the holder does not seek to waive or require payment of 25% of the proceeds as repayment of the Note.